Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Right-of-Use Assets and Lease Liabilities [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities

Supplemental balance sheet information related to operating leases was as follows:

	As of March 31,
	2025	2026	2026
	HK$	HK$	US$
Operating lease:
Cost	8,247,807	165,519,426	21,112,172
Less: accumulated amortization	(5,882,983)	(14,386,173)	(1,834,971)
Operating lease right-of-use assets	2,364,824	151,133,253	19,277,201

Current operating lease obligation	2,364,824	25,887,386	3,301,963
Non-current operating lease obligation	—	127,694,936	16,287,619
Total operating lease obligation	2,364,824	153,582,322	19,589,582

Other supplemental information about the Company’s operating lease as of March 31, 2026:

Weighted average discount rate	6.3%
Weighted average remaining lease term (years)	2.8

Schedule of Maturity Analysis of Future Minimum Lease Payments

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to March 31, 2026 are as follows:

For the period ending December 31,	HK$	US$

2027	34,052,184	4,343,391
2028	33,706,884	4,299,347
2029	33,092,139	4,220,936
2030	31,247,904	3,985,702
2031	31,234,104	3,983,942
2032	15,615,672	1,991,795
Total minimum lease payments	178,948,887	22,825,113
Less: interest component	(25,366,565)	(3,235,531)
Present value of minimum lease payments	153,582,322	19,589,582